Document And Entity Information	0 Months Ended
Oct. 08, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Jul. 31, 2012
Registrant Name	DELAWARE GROUP INCOME FUNDS
Central Index Key	0000027825
Amendment Flag	false
Document Creation Date	Oct. 08, 2013
Document Effective Date	Oct. 08, 2013
Prospectus Date	Nov. 28, 2012